INCOME TAXES - Operating loss and tax credit carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Operating loss carryforwards
Operating loss carryforwards	$ 0	$ 165,916
Valuation allowance against the federal, state, and international deferred tax asset	232	258,825
Unrecognized tax benefits	$ 0	$ 0
ENERGY VAULT HOLDINGS, INC
Operating loss carryforwards
Valuation allowance (in percent)	100.00%
Valuation allowance against the federal, state, and international deferred tax asset	$ 5,114,407		$ 2,606,724
Unrecognized tax benefits	881,796		867,892
Federal | ENERGY VAULT HOLDINGS, INC
Operating loss carryforwards
Operating loss carryforwards	7,509,498		4,574,507
Tax credit carryforward	88,282
State | ENERGY VAULT HOLDINGS, INC
Operating loss carryforwards
Operating loss carryforwards	10,182,449		10,115,459
Tax credit carryforward	50,759
Foreign | ENERGY VAULT HOLDINGS, INC
Operating loss carryforwards
Operating loss carryforwards	$ 15,952,683		$ 7,391,095